Equity - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive loss
Fair value adjustment	€ (307)
Aquisition non-controlling interest - OCI	(331)	€ (92)	€ (3,443)
Currency Translation Differences & Other
Other comprehensive loss
Other comprehensive (loss) income at beginning of period	(7,560)	(6,133)	(8,285)
Currency translation impact	1,255	(1,427)	2,152
Other comprehensive (loss) income at end of period	(6,305)	(7,560)	(6,133)
Fair value adjustment equity investments
Other comprehensive loss
Other comprehensive (loss) income at beginning of period	(3,046)	(2,954)	489
Fair value adjustment	(331)	(92)	(3,443)
Other comprehensive (loss) income at end of period	(3,377)	(3,046)	(2,954)
Total OCI attributable to the shareholder
Other comprehensive loss
Other comprehensive (loss) income at beginning of period	(10,606)	(9,087)	(7,796)
Currency translation impact	1,255	(1,427)	2,152
Fair value adjustment	(331)	(92)	(3,443)
Other comprehensive (loss) income at end of period	€ (9,682)	€ (10,606)	€ (9,087)